Financial risk management objectives and policies - Interest rate risk (Details) - Interest rate risk R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Percentage one
Financial risk management objectives and policies
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 55.1
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (55.1)
Percentage two
Financial risk management objectives and policies
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 110.2
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (110.2)
LIBOR | Weighted average
Financial risk management objectives and policies
Weighted average interest rate	4.20%
CDI | Weighted average
Financial risk management objectives and policies
Weighted average interest rate	10.20%